Commitments and Contingencies - Summary of Principal Cash Obligations and Commitments (Details) - USD ($)		Jun. 30, 2020		Dec. 31, 2019
2020		$ 500,200
2021		739,600		$ 595,900
2022		654,700		100,000
2023		100,000		100,000
2024		100,000		100,000
Total		2,289,770		995,900
License Agreements [Member]
2020		50,000
2021		115,092		100,000
2022		115,093		100,000
2023		130,185		100,000
2024		100,000		100,000
Total		510,370		500,000
Employment Agreements [Member]
2020	[1]	450,200
2021		689,600		495,900	[2]
2022		639,600			[2]
2023		554,700			[2]
2024					[2]
Total		$ 1,779,400	[1]	$ 495,900	[2]

[1]	The payment of amounts related to Dr. Lippa and Mr. Margolis have been deferred indefinitely, as described above at "Employment Agreements." The payment amounts to Mr. Jones have been deferred pending the Company achieving certain financing thresholds as described above at "Employment Agreements." The 2020 amounts include three-months of employment agreement obligations for Dr. Lippa, Mr. Jones and Mr. Margolis as their employment contracts renewed on September 30, 2019 and the 2020 obligations include the three months of obligations through September 30, 2020. In the case of Mr. Jones, the obligations extend through the first renewal date of his employment contract which is September 30, 2023. Also, in the case of Mr. Jones, guaranteed bonus obligations are included in the periods in which such amounts are due.
[2]	The payment of such amounts has been deferred indefinitely, as described above at "Employment Agreements".